Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 412,977	$ 341,029	$ 262,735
Betting Technology, Content and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	274,235	209,251	177,201
Media Technology, Content and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	91,605	82,698	48,312
Sports Technology and Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	47,137	49,080	37,222
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue	222,415	184,128	175,731
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue	169,149	132,924	69,278
Rest of the World [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 21,413	$ 23,977	$ 17,726